Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 560,988,000	$ 507,631,000
Allowance For Loan Losses	11,178,000	11,087,000
Deferred Loan Fees	806,000	1,085,000
Loans, Allowances, and Fees	11,984,000	12,172,000
Loans and Leases Receivable, Net Amount	549,004,000	495,459,000
Loans Held For Sale	913,000	4,038,000
Construction Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	112,794,000	100,162,000
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	110,057,000	84,966,000
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	252,154,000	227,752,000
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	30,648,000	44,689,000
Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	31,737,000	28,612,000
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 23,598,000	$ 21,450,000